Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Annual Changes in Proved Reserves of Oil (Detail)	12 Months Ended
	Mar. 31, 2019 MMBoe Bcfe MMBbls Bcf	Mar. 31, 2018 MMBoe Bcfe MMBbls Bcf	Mar. 31, 2017 MMBoe Bcfe MMBbls Bcf
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | MMBoe	49.22	58.51	79.02
Revisions of previous estimates | MMBoe	114.68	16.94	8.05
Extensions and discoveries | MMBoe	2.77	0.23
Improved Recovery | MMBoe	4.88	2.96
Ending balance | MMBoe		49.22	58.51
Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance	47.36	57.56	78.10
Revisions of previous estimates	99.82	15.11	7.53
Extensions and discoveries	2.31	0.23
Improved Recovery	4.87	2.96
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(27.53)	(28.50)	(28.07)
Ending balance	126.83	47.36	57.56
Total net proved developed reserves	101.40	38.59	57.08
Total net proved undeveloped reserves	25.43	8.77	0.48
Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | Bcfe	11.16	5.71	5.51
Revisions of previous estimates | Bcfe	89.22	10.95	3.16
Extensions and discoveries | Bcfe	2.75
Improved Recovery | Bcfe	0.05
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
Production for the year | Bcfe	(7.81)	(5.50)	(2.96)
Ending balance | Bcfe	95.37	11.16	5.71
Total net proved developed reserves | Bcf	56.45	9.87	4.76
Total net proved undeveloped reserves | Bcf	38.92	1.29	0.95
India [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance	47.36	57.56	78.10
Revisions of previous estimates	99.82	15.11	7.53
Extensions and discoveries	2.31	0.23
Improved Recovery	4.87	2.96
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Production for the year	(27.53)	(28.50)	(28.07)
Ending balance	126.83	47.36	57.56
Total net proved developed reserves	101.40	38.59	57.08
Total net proved undeveloped reserves	25.43	8.77	0.48
India [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Beginning balance | Bcfe	11.16	5.71	5.51
Revisions of previous estimates | Bcfe	89.22	10.95	3.16
Extensions and discoveries | Bcfe	2.75
Improved Recovery | Bcfe	0.05
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
Production for the year | Bcfe	(7.81)	(5.50)	(2.96)
Ending balance | Bcfe	95.37	11.16	5.71
Total net proved developed reserves | Bcf	56.45	9.87	4.76
Total net proved undeveloped reserves | Bcf	38.92	1.29	0.95
Sri Lanka [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0
South Africa [member] | Oil [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves	0	0	0
Purchases of reserves	0	0	0
South Africa [member] | Natural Gas [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Sales of reserves | Bcfe	0	0	0
Purchases of reserves | Bcfe	0	0	0